Income tax (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Income tax benefit/ (expense)	€ (1,841)	€ 1,615
Income tax expenses	220	115
Deferred tax (income) expenses on taxable temporary differences	1,672	2,539
Deferred tax benefits (expense) from net operating loss carryforwards	€ 52	€ 809